Rockefeller California Municipal Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 98.4%	Interest Rate	Maturity Date	Principal Amount	Value
California - 95.2%
Avenal Public Financing Authority, Call 12/01/25(a)	5.00%	09/01/2036	$40,000	$40,004
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 12/01/25(a)	5.00%	07/01/2042	60,000	60,017
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34(a)	5.25%	07/01/2054	500,000	521,101
California County Tobacco Securitization Agency, Call 11/16/25(b)	0.00%	06/01/2046	1,250,000	336,510
California County Tobacco Securitization Agency, Call 11/16/25(b)	0.00%	06/01/2050	100,000	22,511
California County Tobacco Securitization Agency, Call 12/01/25(c)	6.00%	06/01/2042	95,000	95,721
California Health Facilities Financing Authority, Call 09/01/28(a)	5.00%	09/01/2048	100,000	98,228
California Housing Finance Agency, FHA 542(C), Call 08/01/33(a)	5.00%	08/01/2055	500,000	517,849
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(c)(f)	5.13%	07/01/2054	300,000	279,422
California Municipal Finance Authority, Call 11/21/25(a)	5.00%	11/01/2040	45,000	44,999
California Municipal Finance Authority, Call 06/01/28(a)(f)	5.00%	06/01/2048	150,000	142,755
California Municipal Finance Authority, Call 08/01/29(a)	5.00%	08/01/2048	180,000	177,291
California Municipal Finance Authority, Call 09/01/30(a)	4.00%	09/01/2050	410,000	345,803
California Municipal Finance Authority, Call 10/01/30(a)(f)	5.00%	10/01/2049	50,000	45,854
California Municipal Finance Authority, Call 07/01/31(a)	4.00%	07/01/2055	150,000	121,160
California Municipal Finance Authority, Call 01/01/32(a)(c)(f)	5.38%	01/01/2055	250,000	244,642
California Municipal Finance Authority, Call 07/01/32(a)	5.50%	07/01/2060	500,000	529,489
California Municipal Finance Authority, CMI, Call 11/21/25(a)	5.00%	05/15/2047	250,000	251,512
California Municipal Finance Authority(d)	5.00%	10/01/2031	10,000	10,923
California Public Finance Authority, Call 06/01/31(a)	6.50%	06/01/2054	175,000	170,396
California Public Finance Authority, Call 03/01/32(a)(c)(f)	6.63%	03/01/2065	400,000	400,050
California Public Finance Authority, Call 06/01/32(a)(c)(f)	6.63%	06/01/2065	150,000	155,378
California School Facilities Financing Authority, AG(a)(b)	0.00%	08/01/2049	1,500,000	448,633
California School Finance Authority, Call 12/01/25(a)(f)	5.00%	07/01/2036	250,000	250,212
California School Finance Authority, Call 12/01/25(a)(f)	5.00%	08/01/2036	275,000	275,050
California School Finance Authority, Call 12/01/25(a)(f)	5.00%	08/01/2045	70,000	68,218
California School Finance Authority, Call 07/01/28(a)(f)	5.00%	07/01/2045	300,000	288,149
California School Finance Authority, Call 08/01/28(a)(f)	5.00%	08/01/2038	40,000	40,863
California School Finance Authority, Call 07/01/29(a)(f)	5.00%	07/01/2049	225,000	225,453
California School Finance Authority, Call 10/01/30(a)(f)	5.00%	10/01/2042	25,000	25,357
California School Finance Authority, Call 06/01/31(a)(f)	5.00%	06/01/2043	280,000	280,570
California School Finance Authority, Call 07/01/31(a)(f)	5.00%	07/01/2054	120,000	119,783
California School Finance Authority, SAW, Call 07/01/32(a)(f)	5.60%	07/01/2064	150,000	140,760
California School Finance Authority, STI, Call 05/01/27(a)(c)(f)	5.88%	05/01/2047	200,000	198,698
California State University, Call 11/01/35(a)	5.25%	11/01/2056	500,000	542,430
California Statewide Communities Development Authority, AG, Call 08/15/32(a)(c)	5.25%	08/15/2052	500,000	513,975
California Statewide Communities Development Authority, Call 12/01/25(a)	5.50%	12/01/2054	70,000	70,004
California Statewide Communities Development Authority, Call 06/01/28(a)(f)	5.25%	12/01/2043	25,000	25,198
California Statewide Communities Development Authority, CMI, Call 07/01/32(a)(c)	5.00%	07/01/2055	250,000	262,060
California Statewide Communities Development Authority, STR, Call 09/01/30(a)	5.00%	09/01/2043	180,000	186,510
California Statewide Financing Authority, Call 12/01/25(c)	6.00%	05/01/2037	120,000	122,526
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.25%	05/15/2050	250,000	264,183
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.50%	05/15/2055	400,000	430,679
City of Oakland CA, STR, Call 09/01/32(a)(c)	5.25%	09/01/2055	250,000	257,698
City of West Sacramento CA Enhanced Infrastructure Financing District No. 1, TAX, Call 09/01/35(a)(c)	5.00%	09/01/2050	250,000	265,520
County of Sacramento CA Airport System Revenue, Call 07/01/35(a)	5.25%	07/01/2050	500,000	527,445
Independent Cities Finance Authority, Call 12/01/25(a)	5.00%	11/15/2049	50,000	50,013
Lammersville Joint Unified School District, STR, Call 09/01/32(a)(c)	5.25%	09/01/2055	500,000	522,156
Los Angeles Department of Water & Power, Call 07/01/34	5.25%	07/01/2054	450,000	477,223
M-S-R Energy Authority(a)(c)	6.13%	11/01/2029	20,000	21,090
Poway Unified School District Public Financing Authority, STR, Call 12/01/25(a)	5.00%	10/01/2041	40,000	40,017
San Diego County Regional Airport Authority, Call 12/01/25(a)	5.00%	07/01/2044	150,000	150,116
San Diego County Regional Airport Authority, Call 07/01/35(a)	5.50%	07/01/2055	500,000	538,736
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	500,000	524,325
Silicon Valley Tobacco Securitization Authority, Call 12/01/25(b)	0.00%	06/01/2036	750,000	417,088
Silicon Valley Tobacco Securitization Authority, Call 12/01/25(b)	0.00%	06/01/2041	500,000	182,380
Tobacco Securitization Authority of Southern California, Call 11/16/25(b)	0.00%	06/01/2046	1,500,000	295,066
University of California, Call 11/03/25, Put 10/31/25(a)(e)	3.30%	05/15/2048	100,000	100,000
Washington Township Health Care District, GO, Call 11/21/25(a)(c)	5.00%	08/01/2043	150,000	150,037
				13,909,836

Puerto Rico - 3.2%
Children’s Trust Fund, 5/3/2017, Call 12/01/25(c)	5.50%	05/15/2039	85,000	86,165
Children’s Trust Fund, Call 12/01/25(c)	5.63%	05/15/2043	195,000	198,213
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(c)	4.55%	07/01/2040	27,000	26,815
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(b)	0.00%	07/01/2051	625,000	155,188
				466,381

TOTAL MUNICIPAL BONDS & NOTES (Cost $14,115,155)				14,376,217

TOTAL INVESTMENTS - 98.4% (Cost $14,115,155)				$14,376,217
Other Assets in Excess of Liabilities - 1.6%				239,078
TOTAL NET ASSETS - 100.0%				$14,615,295

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
CMI	California Mortgage Insurance
GO	General Obligation
SAW	State Aid Withholding
STI	State Tax Intercept

(a)	Sinkable security.
(b)	Zero coupon bond issued at a discount.
(c)	Fixed coupon bond issued at a discount.
(d)	At maturity security. Interest is paid in full at the maturity date.
(e)	Adjustable rate security. Rate disclosed is as of October 31, 2025.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.